SUBORDINATED LIABILITIES - Additional Information (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024
Disclosure Of Subordinated Liabilities [Line Items]
Loss on repurchase of subordinated liabilities	£ 0	£ 4
Description of details of defaults during period of principal, interest, sinking fund, or redemption terms of loans payable	no	no
Repayment or purchase of subordinated liabilities before stated maturity allowed	£ 0	£ 0
Par value per share (in GBP per share)	£ 1	£ 1	£ 1
10.375% non-cumulative non-redeemable sterling preference shares
Disclosure Of Subordinated Liabilities [Line Items]
Par value per share (in GBP per share)	£ 1
10.0625% Exchangeable capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	10.0625%	10.0625%
10.375% exchangeable subordinated capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	10.375%